Accrued Liabilities and Other and Other Long-Term Liabilities Accrued Liabilties and Other and Other Long-Term Liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]	Accrued Liabilities and Other and Other Long-Term Liabilities
Accrued Liabilities and Other

	June 30, 2020	December 31, 2019
	$	$
Accrued liabilities
Voyage and vessel expenses	109,925	121,937
Interest	25,079	29,371
Payroll and related liabilities	39,298	33,494
Distributions payable and other	6,425	6,487
Deferred revenues – current	39,749	36,242
In-process revenue contracts – current	—	5,933
Current portion of derivative liabilities (note 16)	36,375	39,263
Office lease liability – current	2,654	3,627
Loans from equity-accounted investments	25,442	18,647
Asset retirement obligation – current	19,000	—
	303,947	295,001

Other Noncurrent Liabilities [Table Text Block]
Other Long-Term Liabilities

	June 30, 2020	December 31, 2019
	$	$
Deferred revenues and gains	26,222	28,612
Guarantee liabilities	12,053	10,113
Asset retirement obligation	39,565	31,068
Pension liabilities	7,512	7,238
In-process revenue contracts	—	11,866
Derivative liabilities (note 16)	89,778	51,914
Unrecognized tax benefits (note 17)	41,188	62,958
Office lease liability – long-term	10,016	10,254
Other	3,081	2,325
	229,415	216,348